Finance receivables, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance receivables, gross
- Within one year	¥ 16,363,872	¥ 7,443,959
- After one year but not more than five years	17,224,604	8,935,544
Finance receivables, gross	33,588,476	16,379,503
Unearned finance income	(3,662,702)	(2,673,982)
Finance receivable, net of unearned finance income	29,925,774	13,705,521
Allowance for credit losses	(134,169)	(22,486)	¥ 0
Finance receivables, net	¥ 29,791,605	¥ 13,683,035